Revenues and Gross Profit (Tables)	12 Months Ended
Dec. 31, 2018
Revenues And Gross Profit [Abstract]
Total Revenues and Gross Profit by Product Line	The following tables, which are reconciled to consolidated amounts, provide total revenues and gross profit by line of business: Building Materials (further divided by product line) and Magnesia Specialties. Interproduct revenues represent sales from the aggregates product line to the ready mixed concrete and asphalt and paving product lines and sales from the cement product line to the ready mixed concrete product line.
years ended December 31 (add 000) Total revenues	2018	2017	2016
Building Materials Business:
Products and services:
Aggregates	$2,355,673	$2,134,927	$2,058,687
Cement	387,830	371,233	364,139
Ready Mixed Concrete	963,770	936,037	902,678
Asphalt and Paving	268,679	292,571	257,873
Less: Interproduct revenues	(264,237)	(264,012)	(247,111)
Products and services	3,711,715	3,470,756	3,336,266
Freight	244,827	224,848	225,425
Total Building Materials Business	3,956,542	3,695,604	3,561,691
Magnesia Specialties:
Products and services	268,636	252,722	242,384
Freight	19,087	17,268	14,674
Total Magnesia Specialties	287,723	269,990	257,058
Consolidated total revenues	$4,244,265	$3,965,594	$3,818,749

Gross profit (loss)
Building Materials Business:
Products and services:
Aggregates	$606,759	$599,670	$556,131
Cement	126,213	117,021	119,894
Ready Mixed Concrete	74,175	91,646	99,085
Asphalt and Paving	52,917	64,693	53,025
Products and services	860,064	873,030	828,135
Freight	259	2,602	2,501
Total Building Materials Business	860,323	875,632	830,636
Magnesia Specialties:
Products and services	102,905	94,050	93,987
Freight	(4,223)	(4,652)	(4,384)
Total Magnesia Specialties	98,682	89,398	89,603
Corporate	7,572	6,910	(8,501)
Consolidated gross profit	$966,577	$971,940	$911,738

Domestic and Foreign Total Revenues

Domestic and foreign total revenues are as follows:

years ended December 31 (add 000)	2018	2017	2016
Domestic	$4,166,339	$3,901,323	$3,761,651
Foreign	77,926	64,271	57,098
Consolidated total revenues	$4,244,265	$3,965,594	$3,818,749